Net cash flow from operating activities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net cash flow from operating activities
Operating profit /(loss) before tax - continuing operations	£ 3,516	£ 1,499	£ 711
Loss before tax - discontinued operations	(642)	(1,663)	(1,625)
Decrease/(increase) in prepayments and accrued income	16	(62)	123
Interest on subordinated liabilities	218	243	250
(Decrease)/increase in accruals and deferred income	(118)	(66)	(294)
Impairment losses/(releases)	311	19	(728)
Loans and advances written-off net of recoveries	(504)	(2,885)	(7,194)
Unwind of discount on impairment losses	(31)	(75)	(96)
(Profit)/loss on sale of property, plant and equipment	(68)	(5)	(3)
Loss/(profit) on sale of subsidiaries and associates	420	(114)	84
(Profit)/loss on sale of securities	(440)	(19)	(9)
Charge for defined benefit pension schemes	131	97	288
Pension scheme curtailments or settlements gain			(57)
Cash contribution to defined benefit pension schemes	(157)	(4,473)	(807)
Other provisions charged net of releases	896	2,515	3,099
Other provisions utilised	(4,134)	(1,761)	(1,043)
Depreciation and amortisation	232	137	453
Write down of goodwill and other intangible assets		16	107
Elimination of foreign exchange differences	22	(969)	(404)
Other non-cash items	(806)	(619)	431
Net cash (outflow)/inflow from trading activities	(1,138)	(8,185)	(6,714)
(Increase)/decrease in loans and advances to banks and customers	(16,894)	(19,552)	10,879
Decrease/(increase) in securities	4,112	1,874	4,488
(Increase)/decrease in other assets	(7,631)	245	(134)
Decrease/(increase) in derivative assets	1,586	(1,360)	1,260
Changes in operating assets	(18,827)	(18,793)	16,493
Increase/(decrease) in deposits by banks and customers	19,085	14,272	(4,307)
Increase/(decrease) in debt securities in issue	95	7	(234)
Increase/(decrease) in other liabilities	18,485	484	1,628
(Decrease)/increase in derivative liabilities	(1,474)	2,059	(1,788)
(Decrease)/increase in settlement balances and short positions	(573)	744	(3,020)
Changes in operating liabilities	35,618	17,566	(7,721)
Income taxes (paid)/received	(190)	(77)	169
Net cash flows from operating activities	15,463	(9,489)	2,227
Bank
Net cash flow from operating activities
Operating profit /(loss) before tax - continuing operations	665	4,060	(1,105)
Decrease/(increase) in prepayments and accrued income	(4)	(15)	17
Interest on subordinated liabilities	55	234	243
(Decrease)/increase in accruals and deferred income	29	49	(139)
Impairment losses/(releases)	255	155	(12)
Loans and advances written-off net of recoveries	(441)	(442)	(779)
Unwind of discount on impairment losses	(29)	(35)	(47)
(Profit)/loss on sale of property, plant and equipment	(16)	(2)	8
Loss/(profit) on sale of subsidiaries and associates	67		15
Charge for defined benefit pension schemes	110	46	181
Cash contribution to defined benefit pension schemes	(127)	(4,349)	(724)
Other provisions charged net of releases	235	681	914
Other provisions utilised	(575)	(488)	(638)
Depreciation and amortisation	123	115	111
Write back/(write down) of investment in subsidiaries	7,838	(73)	2,001
Elimination of foreign exchange differences	79	(914)	77
Other non-cash items	40	(8)	352
Net cash (outflow)/inflow from trading activities	8,304	(986)	475
(Increase)/decrease in loans and advances to banks and customers	(13,777)	(12,213)	(3,749)
Decrease/(increase) in securities	7	(7)	1
(Increase)/decrease in other assets	(162)	224	(214)
Decrease/(increase) in derivative assets	805	(996)	1,026
Changes in operating assets	(13,127)	(12,992)	(2,936)
Increase/(decrease) in deposits by banks and customers	31,916	5,623	4,317
Increase/(decrease) in other liabilities	12	61	(449)
(Decrease)/increase in derivative liabilities	(821)	1,643	(1,461)
(Decrease)/increase in settlement balances and short positions	33	(39)	(19)
Changes in operating liabilities	31,140	7,288	2,388
Income taxes (paid)/received	(35)	(131)	62
Net cash flows from operating activities	£ 26,282	£ (6,821)	£ (11)